Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Transportation Portfolio
November 30, 2021
TRN-NPRT3-0122
1.810722.117
Common Stocks - 98.6%
	Shares	Value ($)
Air Freight & Logistics - 33.7%
Air Freight & Logistics - 33.7%
Air Transport Services Group, Inc. (a)(b)	1,970,362	48,648,238
Atlas Air Worldwide Holdings, Inc. (a)	118,200	10,355,502
C.H. Robinson Worldwide, Inc.	171,896	16,345,591
Expeditors International of Washington, Inc.	169,738	20,643,536
FedEx Corp.	107,841	24,843,331
Forward Air Corp.	36,900	3,643,875
GXO Logistics, Inc. (b)	74,722	7,177,048
Hub Group, Inc. Class A (a)	70,849	5,502,842
United Parcel Service, Inc. Class B	458,973	91,046,474
		228,206,437
Airlines - 8.5%
Airlines - 8.5%
Alaska Air Group, Inc. (a)	372,300	18,082,611
Canada Jetlines Ltd.	1,250	538
Canada Jetlines Ltd.	1,250	457
Copa Holdings SA Class A (a)(b)	97,500	6,817,200
Delta Air Lines, Inc. (a)	359,561	13,016,108
Frontier Group Holdings, Inc. (b)	344,900	4,604,415
SkyWest, Inc. (a)	97,900	3,834,743
Sun Country Airlines Holdings, Inc. (b)	180,700	4,956,601
United Airlines Holdings, Inc. (a)	140,879	5,953,547
		57,266,220
Electrical Equipment - 0.6%
Electrical Components & Equipment - 0.6%
Sensata Technologies, Inc. PLC (a)	72,800	4,054,960
Internet & Direct Marketing Retail - 1.0%
Internet & Direct Marketing Retail - 1.0%
Points International Ltd. (a)	420,063	6,964,645
Marine - 8.8%
Marine - 8.8%
2020 Bulkers Ltd.	22,700	276,078
Eagle Bulk Shipping, Inc. (b)	654,100	26,209,787
Genco Shipping & Trading Ltd.	540,336	8,326,578
Golden Ocean Group Ltd. (b)	64,900	610,709
Kirby Corp. (a)	228,700	11,942,714
Matson, Inc. (b)	32,595	2,657,470
Star Bulk Carriers Corp.	131,000	2,752,310
ZIM Integrated Shipping Services Ltd. (b)	118,800	6,567,264
		59,342,910
Oil, Gas & Consumable Fuels - 0.5%
Oil & Gas Storage & Transport - 0.5%
Euronav NV	360,300	3,385,794
Road & Rail - 45.5%
Railroads - 31.5%
Canadian National Railway Co.	16,100	2,039,959
CSX Corp.	1,404,484	48,679,415
Kansas City Southern	80,000	23,268,000
Norfolk Southern Corp.	134,927	35,792,085
Union Pacific Corp.	437,610	103,118,420
		212,897,879
Trucking - 14.0%
AMERCO	9,769	6,882,847
ArcBest Corp.	29,100	2,999,628
J.B. Hunt Transport Services, Inc.	92,311	17,646,171
Knight-Swift Transportation Holdings, Inc. Class A (b)	109,300	6,257,425
Lyft, Inc. (a)	30,900	1,254,849
Ryder System, Inc.	149,007	12,379,502
TFI International, Inc.	94,800	9,645,900
TFI International, Inc. (Canada)	70,100	6,960,338
U.S.A. Truck, Inc. (a)	26,500	457,920
Uber Technologies, Inc. (a)	552,158	20,982,004
Universal Logistics Holdings, Inc.	45,600	847,704
Werner Enterprises, Inc. (b)	43,783	1,975,051
XPO Logistics, Inc. (a)	86,922	6,296,630
		94,585,969
TOTAL ROAD & RAIL		307,483,848
TOTAL COMMON STOCKS (Cost $477,886,490)		666,704,814

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	10,372,019	10,374,093
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	19,636,411	19,638,375
TOTAL MONEY MARKET FUNDS (Cost $30,012,468)		30,012,468

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $507,898,958)	696,717,282
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(20,358,412)
NET ASSETS - 100.0%	676,358,870

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	7,057,985	119,288,676	115,972,568	2,708	-	-	10,374,093	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	1,190,125	144,576,164	126,127,914	12,329	-	-	19,638,375	0.1%
Total	8,248,110	263,864,840	242,100,482	15,037	-	-	30,012,468

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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